INCOME TAXES - Income Tax Expense Related To Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 7	$ 8	$ 21
State and local	(7)	3	(1)
International	270	258	308
Current income tax expense	270	269	328
Deferred
Federal	(99)	(140)	(228)
State and local	5	(29)	0
International	6	(141)	(35)
Deferred income tax expense (benefit)	(88)	(310)	(263)
Income tax expense (benefit)	$ 182	$ (41)	$ 65